Acquisitions - Narrative (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 25, 2011 Cine Form [Member]	Feb. 25, 2011 Cine Form [Member]	Oct. 18, 2013 General Things [Member]	Oct. 18, 2013 General Things [Member]	Oct. 18, 2013 General Things [Member] Portion of cash and common stock for which there is no remaining requisite service period [Member]	Oct. 18, 2013 General Things [Member] Retention Bonus Expense [Member]	Oct. 18, 2013 General Things [Member] Unvested Stock Awards [Member]
Business Acquisition [Line Items]
Total consideration issued in the acquisition						$ 9,913,000		$ 17,000,000		$ 10,100,000
Cash paid, net of cash acquired						8,000,000
Cash acquired						200,000
Deferred cash (holdback)						859,000
Assumption of notes payable related to acquisitions						760,000
Equity interest issued, value						339,000		7,000,000
Acquisitions related cost						300,000		300,000
Description of notes payable and hold back amount						The holdback amount and notes payable were payable in six equal quarterly installments, plus 7% interest accrued on the note payable.
Stated interest rate							7.00%
Percentage of acquisition interest									100.00%
Cash paid	3,200,000	0	2,912,000	0	7,955,000	7,955,000		10,000,000			1,700,000
Shares issued								430,000				322,500
Compensation expense expected to be recognized over the requisite service periods									$ 6,900,000